Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net cash provided by (used in) operating activities	$ 20,723	$ (45,803)
Investing activities
Change in restricted cash	31,712	11,694
Additions to newbuildings, vessels and equipment	(42,865)	(1,172)
Finance lease payments received	1,213	1,024
Proceeds from sale of vessels and equipment	27,164	0
Net investment in associated companies	1,346	(5,509)
Net cash provided by investing activities	18,570	6,037
Financing activities
Net proceeds from issuance of shares	47,653	729
Proceeds from issuance of long term debt, net of fees paid	0	14,406
Repayment of long-term debt	(51,905)	(10,150)
Repayment of capital leases	(22,856)	(25,485)
Repayment of related party loan note	(3,508)	0
Net cash used in financing activities	(30,616)	(14,129)
Net change in cash and cash equivalents	8,677	(53,895)
Cash and cash equivalents at start of period	53,759	137,603
Cash and cash equivalents at end of period	$ 62,436	$ 83,708